Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Jackson Credit Opportunities Fund
SENIOR FLOATING RATE INSTRUMENTS 37.3%
Industrials 14.7%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	1,995	1,986
Artera Services, LLC
2024 Term Loan, 9.81%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	1,995	2,002
Brock Holdings III, Inc.
2024 Term Loan B, 11.33%, (SOFR + 6.00%), 05/01/30 (a)	1,500	1,508
Brown Group Holding LLC
Term Loan, 0.00%, (SOFR + 2.75%), 07/02/31 (a) (b)	2,000	1,998
Brown Group Holding, LLC
Term Loan B, 8.18%, (SOFR + 2.75%), 12/31/24 (a)	1,984	1,981
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 7.58%, (1 Month Term SOFR + 2.00%), 07/20/30 (a)	1,990	1,983
Carnival Corporation
2024 Term Loan B1, 8.07%, (SOFR + 2.75%), 10/18/28 (a)	1,787	1,790
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	2,000	2,000
Constant Contact Inc
Second Lien Term Loan, 13.06%, (3 Month Term SOFR + 7.50%), 02/10/29 (a)	1,000	920
Cornerstone Building Brands, Inc.
2024 Term Loan B, 9.83%, (SOFR + 4.50%), 05/05/31 (a)	1,665	1,651
Crash Champions, LLC
2024 Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 02/23/29 (a)	1,500	1,506
Deerfield Dakota Holding, LLC
2021 USD 2nd Lien Term Loan, 12.32%, (3 Month SOFR + 6.75%), 04/07/28 (a)	1,600	1,596
DS Parent Inc
Term Loan B, 10.80%, (SOFR + 5.50%), 12/13/30 (a)	2,000	1,991
Edelman Financial Center, LLC
2024 2nd Lien Term Loan, 10.58%, (SOFR + 5.25%), 10/23/28 (a)	1,000	1,000
Engineered Machinery Holdings, Inc.
2021 USD 2nd Lien Incremental Term Loan, 12.07%, (3 Month Term SOFR + 6.50%), 05/21/29 (a)	2,012	1,999
Fluid-Flow Products, Inc.
Second Lien Term Loan, 12.17%, (SOFR + 6.75%), 03/30/29 (a)	2,100	2,032
Foundational Education Group Inc
2nd Lien Term Loan, 12.09%, (3 Month Term SOFR + 6.50%), 08/31/29 (a) (c)	1,000	925
Garda World Security Corporation
2022 Term Loan B, 9.59%, (3 Month Term SOFR + 4.25%), 02/10/29 (a)	1,995	2,005
Genuine Financial Holdings LLC
Term Loan, 0.00%, (SOFR + 4.00%), 09/27/30 (a) (b)	2,000	1,991
GTCR W Merger Sub LLC
USD Term Loan B, 8.31%, (1 Month Term SOFR + 3.00%), 09/21/30 (a)	2,000	2,000
Hayward Industries, Inc.
2021 Term Loan, 8.19%, (SOFR + 2.75%), 05/14/28 (a)	1,985	1,981
LSF12 Badger Bidco LLC
Term Loan B, 11.33%, (1 Month Term SOFR + 6.00%), 07/25/30 (a)	1,990	1,985
Maverick Bidco Inc
2021 2nd Lien Term Loan, 12.23%, (3 Month SOFR + 6.75%), 05/18/29 (a) (c)	1,000	960
Radar Bidco Sarl
2024 USD Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 03/27/31 (a)	2,000	2,002
Star Parent, Inc.
Term Loan B, 9.31%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	1,995	1,992
Star US Bidco LLC
Term Loan B, 9.68%, (SOFR + 4.25%), 03/17/27 (a)	1,990	1,995
Summer (BC) Holdco B S.a r.l
2024 USD Term Loan B, 10.57%, (SOFR + 5.00%), 02/05/29 (a)	1,990	1,995
Trulite Holding Corp.
Term Loan, 11.33%, (3 Month Term SOFR + 6.00%), 02/15/31 (a) (c)	1,987	1,918
USIC Holdings, Inc.
2021 2nd Lien Term Loan, 12.06%, (3 Month SOFR + 6.50%), 05/14/29 (a)	1,247	1,168
Veritiv Corporation
Term Loan B, 10.31%, (3 Month Term SOFR + 4.50%), 11/30/30 (a)	2,000	1,996
Waterbridge Midstream Operating LLC
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 05/07/29 (a)	2,000	2,008
		54,864
Information Technology 3.8%
Ahead DB Holdings, LLC
2024 Incremental Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 01/24/31 (a)	2,000	2,004
Athenahealth Group, Inc.
2022 Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	1,985	1,976
Cloudera, Inc.
2021 Second Lien Term Loan, 11.43%, (SOFR + 6.00%), 10/01/29 (a)	2,000	1,977
McAfee, LLC
2022 USD Term Loan B, 8.58%, (SOFR + 3.75%), 02/03/29 (a)	1,990	1,985
MH Sub I, LLC
2021 2nd Lien Term Loan, 0.00%, (1 Month Term SOFR + 6.25%), 02/12/29 (a) (b)	1,000	993
Peraton Corp.
2nd Lien Term Loan B1, 13.18%, (SOFR + 7.75%), 02/01/29 (a)	1,000	1,003
Rackspace Technology Global, Inc.
2024 First Lien First Out Term Loan, 0.00%, (SOFR + 6.25%), 05/15/28 (a) (b)	1,433	1,446
SS&C Technologies Inc.
2024 Term Loan B8, 7.33%, (SOFR + 2.00%), 05/09/31 (a)	2,000	2,002
Vision Solutions, Inc.
2021 2nd Lien Term Loan, 12.84%, (3 Month SOFR + 7.25%), 04/23/29 (a)	949	909
		14,295
Health Care 3.7%
Auris Luxembourg III S.a.r.l.
2024 USD Term Loan B4, 9.99%, (SOFR + 4.25%), 02/27/29 (a)	2,000	2,003
Aveanna Healthcare, LLC
2021 2nd Lien Term Loan, 12.50%, (3 Month SOFR + 7.00%), 12/08/29 (a)	900	824
Bausch & Lomb Corporation
2023 Incremental Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 09/14/28 (a)	1,985	1,979
Medline Borrower, LP
2024 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 10/23/28 (a)	1,995	1,998
National Mentor Holdings, Inc.
2021 2nd Lien Term Loan, 12.66%, (SOFR + 7.25%), 03/02/29 (a)	1,000	884
Outcomes Group Holdings, Inc.
2024 Term Loan, 9.59%, (3 Month Term SOFR + 4.25%), 04/02/31 (a)	2,000	2,004
Summit Behavioral Healthcare LLC
2024 Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 11/24/28 (a)	1,990	1,996
Team Services Group
Term Loan B, 0.00%, (SOFR + 5.25%), 12/20/27 (a) (b)	1,000	980

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Second Lien Term Loan, 14.58%, (3 Month Term SOFR + 9.00%), 12/18/28 (a) (c)	1,000	995
		13,663
Consumer Discretionary 3.3%
Crisis Prevention Institute Inc
Term Loan, 10.04%, (3 Month Term SOFR + 4.75%), 04/08/31 (a)	2,000	2,002
First Brands Group, LLC
2022 Incremental Term Loan, 10.59%, (3 Month Term SOFR + 5.00%), 03/30/27 (a)	429	425
2021 2nd Lien Term Loan, 14.14%, (3 Month SOFR + 8.50%), 03/30/28 (a)	980	944
Jack Ohio Finance, LLC
Term Loan, 0.00%, (SOFR + 4.75%), 09/30/28 (a) (b)	2,000	1,999
LIDS Holdings, Inc.
Term Loan, 10.99%, (3 Month Term SOFR + 5.50%), 12/03/26 (a)	586	585
S&S Holdings LLC
Term Loan, 10.43%, (SOFR + 5.00%), 03/11/28 (a)	1,985	1,985
SRAM, LLC
2021 Term Loan B, 8.19%, (SOFR + 2.75%), 05/12/28 (a)	1,792	1,790
Tailored Brands Inc
Term Loan, 11.84%, (SOFR + 6.50%), 02/16/29 (a)	2,396	2,372
		12,102
Utilities 3.0%
BANGL, LLC
Term Loan B, 9.80%, (SOFR + 4.50%), 02/01/29 (a)	2,000	2,012
Eastern Power, LLC
Term Loan B, 0.00%, (SOFR + 3.75%), 10/02/25 (a) (b)	—	—
Term Loan B, 9.19%, (SOFR + 3.75%), 10/02/25 (a)	1,151	1,144
Term Loan, 0.00%, (SOFR + 5.25%), 04/20/28 (a) (b)	1,000	994
Granite Generation LLC
Term Loan B, 9.19%, (SOFR + 3.75%), 10/22/26 (a)	2,000	1,996
Lightstone Holdco LLC
2022 Extended Term Loan B, 11.08%, (3 Month Term SOFR + 5.75%), 02/01/27 (a) (d)	1,882	1,849
2022 Extended Term Loan C, 11.08%, (3 Month Term SOFR + 5.75%), 02/01/27 (a) (d)	106	105
New Fortress Energy Inc
Term Loan, 10.33%, (SOFR + 5.00%), 10/26/30 (a)	2,000	1,943
Waterbridge Midstream Oper LLC
Term Loan, 0.00%, (SOFR + 4.75%), 06/22/29 (a) (b)	1,000	993
		11,036
Energy 2.6%
Brazos Delaware II, LLC
2024 Term Loan B, 8.84%, (SOFR + 3.50%), 02/11/30 (a)	1,995	2,001
Epic Y-Grade Services, LP
2024 Term Loan B, 11.05%, (SOFR + 5.75%), 06/29/29 (a)	2,000	1,996
NGL Energy Partners LP
2024 Term Loan B, 9.83%, (1 Month Term SOFR + 4.50%), 01/25/31 (a)	1,995	2,000
Parkway Generation, LLC
Term Loan B, 10.34%, (3 Month SOFR + 4.75%), 02/18/29 (a)	1,321	1,318
Term Loan C, 10.34%, (3 Month SOFR + 4.75%), 02/18/29 (a)	176	175
Prairie ECI Acquiror LP
2024 Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 02/22/29 (a)	1,995	1,994
		9,484
Materials 2.1%
Mauser Packaging Solutions Holding Company
2024 Term Loan B, 8.83%, (SOFR + 3.50%), 04/15/27 (a)	1,990	1,991
SupplyOne, Inc
2024 Term Loan B, 9.58%, (1 Month Term SOFR + 4.25%), 03/27/31 (a)	1,995	1,996
Trident TPI Holdings, Inc.
2022 USD Incremental Term Loan, 10.56%, (3 Month Term SOFR + 5.25%), 09/15/28 (a)	1,990	1,990
Windsor Holdings III, LLC
2024 USD Term Loan B, 9.34%, (1 Month Term SOFR + 4.00%), 08/01/30 (a)	1,995	2,005
		7,982
Communication Services 2.1%
888 Acquisitions Limited
USD Term Loan B, 10.58%, (6 Month Term SOFR + 5.25%), 07/01/28 (a)	1,987	1,974
Cengage Learning, Inc.
2024 Term Loan B, 9.54%, (6 Month Term SOFR + 4.25%), 03/24/31 (a)	2,000	2,004
Charter Communications Operating, LLC
2023 Term Loan B4, 7.30%, (SOFR + 2.00%), 12/02/30 (a)	1,990	1,966
Great Outdoors Group, LLC
2021 Term Loan B1, 9.19%, (SOFR + 3.75%), 02/26/28 (a)	1,990	1,987
		7,931
Consumer Staples 0.9%
Cardenas Markets, Inc.
2022 Term Loan, 12.16%, (SOFR + 6.75%), 07/20/29 (a)	1,415	1,414
Northeast Grocery, Inc.
Term Loan B, 12.83%, (3 Month Term SOFR + 7.50%), 12/05/28 (a)	2,000	1,997
		3,411
Real Estate 0.6%
Brand Industrial Services Inc
2024 Term Loan B, 9.83%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	2,257	2,264
Financials 0.5%
Aretec Group, Inc.
2023 Incremental Term Loan, 9.43%, (SOFR + 4.50%), 03/08/30 (a)	1,990	1,997
Total Senior Floating Rate Instruments (cost $137,763)		139,029
CORPORATE BONDS AND NOTES 23.9%
Consumer Discretionary 4.3%
Accor
7.25%, (100, 01/11/29), EUR (e) (f)	200	232
Adient Global Holdings Ltd
8.25%, 04/15/31 (g)	770	802
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (f)	124	140
B&M European Value Retail S.A.
8.13%, 11/15/30, GBP (f)	200	266
Banijay Entertainment
7.00%, 05/01/29, EUR (f)	200	223
Bath & Body Works, Inc.
6.63%, 10/01/30 (g)	435	436
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (g)	380	368
Beazer Homes USA, Inc.
7.50%, 03/15/31 (g)	460	460
BK LC Lux Finco 1 S.a r.l.
5.25%, 04/30/29, EUR (f)	138	149
Carnival Corporation
6.00%, 05/01/29 (g)	390	385
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (g)	460	447
Ceconomy AG
1.75%, 06/24/26, EUR (f)	300	308
Cirsa Finance International S.a r.l.
10.38%, 11/30/27, EUR (f)	225	257

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (g)	270	279
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (f)	200	250
CT Investment GmbH
6.38%, 04/15/30, EUR (f)	100	109
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (f)	200	232
Dealer Tire, LLC
8.00%, 02/01/28 (g)	375	363
Deuce Finco PLC
5.50%, 06/15/27, GBP (f)	115	139
Elior Group
3.75%, 07/15/26, EUR (f)	149	155
Eroski Sociedad Cooperativa
10.63%, 04/30/29, EUR (f)	200	227
Fnac Darty
6.00%, 04/01/29, EUR (f)	100	108
Food Service Project SL
5.50%, 01/21/27, EUR (f)	163	174
Forvia
5.50%, 06/15/31, EUR (f)	200	216
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (d) (f)	100	114
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (f)	100	107
KB Home
7.25%, 07/15/30	475	489
Light & Wonder, Inc.
6.63%, 03/01/30 (g)	575	561
Lindblad Expeditions, LLC
9.00%, 05/15/28 (g)	220	226
Lottomatica S.p.A.
7.13%, 06/01/28, EUR (f)	153	173
Macy's Retail Holdings
5.88%, 03/15/30 (g)	420	402
Maison Finco PLC
6.00%, 10/31/27, GBP (f)	100	117
MCE Finance Limited
5.75%, 07/21/28 (f)	580	543
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (g)	375	382
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (g)	1,090	1,016
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (f)	124	146
Motion Bondco Designated Activity Company
6.63%, 11/15/27 (g) (h)	75	73
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (f)	149	166
PetSmart, LLC
7.75%, 02/15/29 (g)	440	428
Peu (Fin) PLC
7.25%, 07/01/28, EUR (f)	200	223
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (f)	200	268
Playtech PLC
5.88%, 06/28/28, EUR (f)	160	169
Prosus N.V.
3.83%, 02/08/51 (f)	790	517
Schaeffler AG
4.50%, 03/28/30, EUR (f)	100	106
Six Flags Operations Inc.
7.25%, 05/15/31 (g)	550	559
The Goodyear Tire & Rubber Company
5.25%, 07/15/31	390	354
TVL Finance PLC
10.25%, 04/28/28, GBP (f)	230	303
United Parks And Resorts Inc.
5.25%, 08/15/29 (g)	555	524
Valeo
5.88%, 04/12/29, EUR (f)	100	112
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (g)	150	147
Windsor Holdings III, LLC
8.50%, 06/15/30 (g)	650	679
WMG Acquisition Corp.
2.25%, 08/15/31, EUR (f)	108	100
ZF Friedrichshafen AG
3.75%, 09/21/28, EUR (f)	200	207
ZF North America Capital, Inc.
6.75%, 04/23/30 (g)	70	71
6.88%, 04/23/32 (g)	155	160
		16,167
Energy 3.3%
3R Lux
9.75%, 02/05/31 (g)	238	250
Ascent Resources - Utica, LLC
5.88%, 06/30/29 (g)	1,000	977
Bip-V Chinook
5.50%, 06/15/31 (g)	1,730	1,640
Civitas Resources, Inc.
8.63%, 11/01/30 (g)	415	445
Comstock Resources, Inc.
6.75%, 03/01/29 (g)	695	673
FS Luxembourg S.a r.l.
8.88%, 02/12/31 (g)	582	558
Galaxy Pipeline Assets Bidco Limited
2.63%, 03/31/36 (f)	630	511
Genesis Energy, L.P.
7.75%, 02/01/28	275	278
7.88%, 05/15/32	81	82
Greenko Solar (Mauritius) Limited
5.95%, 07/29/26 (f)	570	557
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (g)	275	279
ITT Holdings LLC
6.50%, 08/01/29 (g)	255	231
Joint Stock Company National Company Kazmunaygas
3.50%, 04/14/33 (f)	790	648
Kinetik Holdings LP
5.88%, 06/15/30 (g)	555	547
Medco Bell PTE. LTD.
6.38%, 01/30/27 (f)	450	442
Seplat Energy PLC
7.75%, 04/01/26 (f)	580	568
Shelf Drilling Management Services DMCC
9.63%, 04/15/29 (f)	440	421
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (f)	550	490
Tallgrass Energy Partners, LP
6.00%, 09/01/31 (g)	995	931
Thaioil Treasury Center Company Limited
3.75%, 06/18/50 (f)	630	438
Trident Energy Finance PLC
12.50%, 11/30/29 (g)	200	206
Wintershall Dea AG
3.00%, (100, 07/20/28), EUR (e) (f)	200	190
YPF S.A.
9.50%, 01/17/31 (g)	778	790
		12,152
Industrials 3.0%
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (e) (f)	200	208
American Airlines, Inc.
5.75%, 04/20/29 (g)	285	278
Bombardier Inc.
7.25%, 07/01/31 (g)	405	416
Chart Industries, Inc.
7.50%, 01/01/30 (g)	520	538
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (g)	500	490
6.13%, 01/15/29 (g)	345	284
CTEC II GmbH
5.25%, 02/15/30, EUR (f)	200	198
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (g)	320	323

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
EMRLD Borrower LP
6.75%, 07/15/31 (g)	85	86
Fortress Transportation And Infrastructure Investors LLC
7.00%, 06/15/32 (g)	350	355
Herc Holdings Inc.
6.63%, 06/15/29 (g)	410	416
Madison IAQ LLC
5.88%, 06/30/29 (g)	350	326
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (g)	815	833
9.25%, 04/15/27 (g)	490	491
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (e) (f)	160	183
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (g)	525	490
Sisecam UK PLC
8.63%, 05/02/32 (g)	390	396
SPX Flow, Inc.
8.75%, 04/01/30 (g)	485	499
Standard Building Solutions Inc.
3.38%, 01/15/31 (g)	660	556
Titan Holdings II B.V.
5.13%, 07/15/29, EUR (f)	100	108
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (f)	180	185
7.63%, 07/15/28 (g)	325	323
TransDigm Inc.
6.75%, 08/15/28 (g)	1,290	1,307
6.63%, 03/01/32 (g)	185	187
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (g)	245	268
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (g)	435	432
Vertical Midco GmbH
4.38%, 07/15/27, EUR (f)	160	165
XPO, Inc.
7.13%, 02/01/32 (g)	785	804
Zenith Finco PLC
6.50%, 06/30/27, GBP (f)	100	83
		11,228
Materials 3.0%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (f)	100	100
Antofagasta PLC
6.25%, 05/02/34 (g)	400	416
Arsenal AIC Parent LLC
11.50%, 10/01/31 (g)	1,080	1,210
ATI Inc.
7.25%, 08/15/30	530	549
Braskem Netherlands Finance B.V.
8.50%, 01/12/31 (f)	300	306
CEMEX S.A.B. de C.V.
9.13%, (100, 03/14/28) (e) (f)	790	844
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (f)	200	193
Consolidated Energy Finance S.A.
12.00%, 02/15/31 (g)	335	347
Diamond Escrow Issuer, LLC
9.63%, 11/15/28, EUR (f)	200	229
9.75%, 11/15/28 (g)	1,180	1,250
First Quantum Minerals Ltd
8.63%, 06/01/31 (f)	350	349
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (g)	439	392
6.13%, 04/15/32 (g)	6	6
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (f)	188	185
Hudbay Minerals Inc.
6.13%, 04/01/29 (g)	560	556
INEOS Finance PLC
7.50%, 04/15/29 (g)	280	283
INEOS Quattro Finance 1 plc
3.75%, 07/15/26, EUR (f)	250	260
Kronos International, Inc.
9.50%, 03/15/29, EUR	144	167
Nexa Resources S.A.
6.75%, 04/09/34 (g)	200	202
NOVA Chemicals Corporation
9.00%, 02/15/30 (g)	310	328
Olympus Water US Holding Corporation
6.25%, 10/01/29 (g) (h)	475	433
Samarco Mineracao S/A
9.05%, 06/30/31 (d) (g) (i)	160	148
Sasol Financing USA LLC
6.50%, 09/27/28	690	657
Synthomer PLC
7.38%, 05/02/29, EUR (f)	150	167
Vedanta Resources Limited
13.88%, 12/09/28 (f) (i)	294	283
Vibrantz Technologies Inc.
9.00%, 02/15/30 (g)	275	252
W. R. Grace Holdings LLC
5.63%, 08/15/29 (g)	535	492
We Soda Investments Holding PLC
9.50%, 10/06/28 (f)	300	307
White Cap Buyer, LLC
6.88%, 10/15/28 (g)	290	280
		11,191
Financials 2.6%
Acrisure, LLC
8.50%, 06/15/29 (g)	185	187
7.50%, 11/06/30 (g)	220	220
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (g)	800	788
AmWINS Group, Inc.
6.38%, 02/15/29 (g)	725	728
4.88%, 06/30/29 (g)	260	242
AssuredPartners, Inc.
7.50%, 02/15/32 (g)	390	391
Axis Bank Limited
4.10%, (100, 09/08/26) (e) (f)	500	467
Banco Davivienda S A
6.65%, (100, 04/22/31) (e) (f)	750	542
Banco De Credito E Inversiones S.A.
8.75%, (100, 02/08/29) (e) (g)	505	530
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (e) (f)	415	365
Banque Ouest Africaine De Developpement
4.70%, 10/22/31 (f)	690	602
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR (f)	100	115
10.50%, 05/15/28 (g)	215	231
Block, Inc.
6.50%, 05/15/32 (g)	535	542
BroadStreet Partners, Inc.
5.88%, 04/15/29 (g)	460	429
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (f)	300	256
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (g)	1,175	1,225
HUB International Limited
7.25%, 06/15/30 (g)	520	533
Panther Escrow Issuer LLC
7.13%, 06/01/31 (g)	495	501
Progroup AG
5.38%, 04/15/31, EUR (f)	100	106
Starwood Property Trust, Inc.
7.25%, 04/01/29 (g)	400	404
Turkiye Vakiflar Bankasi T.A.O.
9.00%, 10/12/28 (f)	340	354
		9,758
Communication Services 2.0%
Altice France Holding S.A.
8.13%, 02/01/27 (g)	340	255
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (f)	160	215

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
CCO Holdings, LLC
5.38%, 06/01/29 (g)	620	564
6.38%, 09/01/29 (g)	150	142
4.25%, 02/01/31 (g)	210	171
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/28 (g)	475	496
CSC Holdings, LLC
11.75%, 01/31/29 (g)	565	482
Equipmentshare.Com Inc
9.00%, 05/15/28 (g)	535	553
Frontier Communications Holdings, LLC
5.88%, 11/01/29	315	274
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (g)	720	703
IHS Holding Limited
6.25%, 11/29/28 (f)	450	401
Iliad Holding
5.13%, 10/15/26, EUR (f)	160	171
Level 3 Financing, Inc.
11.00%, 11/15/29 (g)	395	405
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (f)	250	261
MVC Acquisition Corp.
8.00%, 08/01/29 (g)	350	340
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (f)	133	132
PLT VII Finance S.a r.l.
4.63%, 01/05/26, EUR (f)	164	175
SES
2.88%, (100, 05/27/26), EUR (e) (f)	200	202
Summer (BC) Holdco B S.a r.l.
5.75%, 10/31/26, EUR (f)	150	159
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (f)	160	188
Telefonica Europe B.V.
5.75%, (100, 01/15/32), EUR (e) (f)	200	219
6.75%, (100, 06/07/31), EUR (e) (f)	200	232
United Group B.V.
5.25%, 02/01/30, EUR (f)	200	210
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (f)	250	282
Vodafone Group Public Limited Company
3.00%, 08/27/80, EUR (f)	103	99
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (f)	160	144
		7,475
Consumer Staples 2.0%
Allied Universal Holdco LLC
6.00%, 06/01/29 (g)	160	140
7.88%, 02/15/31 (g)	245	246
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (f)	200	179
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (f)	200	252
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36 (g)	233	226
Boels Topholding B.V.
6.25%, 02/15/29, EUR (f)	125	139
Champions Financing Inc.
8.75%, 02/15/29 (g)	360	369
Compania Cervecerias Unidas S.A.
3.35%, 01/19/32 (f)	300	257
Co-operative Group Limited
7.50%, 07/08/26, GBP (f) (i) (j)	160	202
Coty Inc.
6.63%, 07/15/30 (g)	375	381
GW B-CR Security Corporation
9.50%, 11/01/27 (g)	265	267
House of HR Group B.V.
9.00%, 11/03/29, EUR (f)	100	112
Kapla Holding
3.38%, 12/15/26, EUR (f)	176	183
Loxama
6.38%, 05/31/29, EUR (f)	100	110
Mersin Uluslararasi Liman Isletmeciligi Anonim Sirketi
8.25%, 11/15/28 (f)	200	205
Minerva Luxembourg S.A.
8.88%, 09/13/33 (f)	530	548
Movida Europe S.A.
7.85%, 04/11/29 (g)	200	188
Neptune BidCo US Inc.
9.29%, 04/15/29 (g)	395	378
Paganini BidCo S.p.A.
8.12%, (3 Month EURIBOR + 4.25%), 10/30/28, EUR (a) (f)	200	215
Picard Groupe
3.88%, 07/01/26, EUR (f)	202	215
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (g)	275	271
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (f)	100	107
RAC Bond Co PLC
5.25%, 11/04/27, GBP (f) (i)	200	238
Ritchie Bros. Holdings Inc.
7.75%, 03/15/31 (g)	525	549
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (f)	352	376
U.S. Foods Inc.
4.75%, 02/15/29 (g)	365	346
Verisure Holding AB
3.25%, 02/15/27, EUR (f)	200	205
Verisure Midholding AB
5.25%, 02/15/29, EUR (f)	200	209
Wand NewCo 3, Inc.
7.63%, 01/30/32 (g)	325	336
		7,449
Utilities 1.5%
Adani Green Energy Limited
4.38%, 09/08/24 (f)	550	546
Aegea Finance S.a r.l.
9.00%, 01/20/31 (g)	200	207
Calpine Corporation
4.63%, 02/01/29 (g)	285	266
5.00%, 02/01/31 (g)	895	835
EDP, S.A.
5.94%, 04/23/83, EUR (f)	100	111
Electricite de France
2.63%, (100, 12/01/27), EUR (e) (f)	600	578
7.50%, (100, 09/06/28), EUR (e) (f)	200	228
9.13%, (100, 03/15/33) (e) (g)	320	348
NGG Finance PLC
5.63%, 06/18/73, GBP (f)	128	161
NRG Energy, Inc.
10.25%, (100, 03/15/28) (e) (g)	805	880
Orsted A/S
5.25%, 12/08/22, EUR (f)	250	271
UGI International, LLC
2.50%, 12/01/29, EUR (f)	129	122
Vistra Corp.
7.00%, (100, 12/15/26) (e) (g)	270	267
Vistra Operations Company LLC
7.75%, 10/15/31 (g)	450	469
6.88%, 04/15/32 (g)	210	213
		5,502
Health Care 1.1%
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (f)	100	102
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30, EUR (f)	100	112
Concentra Escrow Issuer Corporation
6.88%, 07/15/32 (g)	45	46
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (f)	150	171
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (e) (f)	100	108
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (f)	100	88

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Grifols, S.A.
1.63%, 02/15/25, EUR (f)	100	106
Lifepoint Health, Inc.
10.00%, 06/01/32 (g)	325	333
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (g)	930	886
Neopharmed Gentili S.p.A.
7.13%, 04/08/30, EUR (f)	100	109
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (f)	160	177
Star Parent, Inc.
9.00%, 10/01/30 (g)	715	751
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (g)	620	628
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	330	391
		4,008
Information Technology 0.8%
Cloud Software Group, Inc.
6.50%, 03/31/29 (g)	500	480
8.25%, 06/30/32 (g)	30	31
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (g)	510	523
McAfee Corp.
7.38%, 02/15/30 (g)	415	383
Minerva Merger Sub Inc
6.50%, 02/15/30 (g)	450	415
UKG Inc.
6.88%, 02/01/31 (g)	1,055	1,068
		2,900
Real Estate 0.3%
Castellum Aktiebolag
3.13%, (100, 12/02/26), EUR (e) (f)	100	95
CPI Property Group
2.75%, 05/12/26, EUR (f)	100	100
1.75%, 01/14/30, EUR (f)	160	129
Fastighets AB Balder
2.87%, 06/02/81, EUR (f)	100	100
Franshion Brilliant Limited
4.25%, 07/23/29 (f)	730	554
Heimstaden Bostad AB
3.63%, (100, 10/13/26), EUR (e) (f)	200	141
Iron Mountain Europe Limited
3.88%, 11/15/25, GBP (f)	149	184
		1,303
Total Corporate Bonds And Notes (cost $87,655)		89,133
CATASTROPHE BONDS 13.8%
Alamo Re Ltd.
11.36%, (1 Month Treasury + 6.00%), 06/07/27 (a) (g)	1,400	1,373
13.11%, (1 Month Treasury + 7.75%), 06/07/27 (a) (g)	500	492
Atela Re Ltd.
19.61%, (3 Month Treasury + 14.25%), 05/09/27 (a) (g)	750	739
Atlas Capital Reinsurance 2022 Designated Activity Company
15.03%, (SOFR + 9.68%), 06/06/25 (a)	1,750	1,718
Blue Halo Re Ltd.
15.11%, (3 Month Treasury + 9.75%), 02/24/25 (a) (g)	1,500	1,363
Cape Lookout Re Ltd.
13.37%, (1 Month Treasury + 8.00%), 04/05/27 (a) (g)	1,600	1,581
Easton Re Pte. Ltd.
12.88%, (3 Month Treasury + 7.50%), 01/08/27 (a) (g)	1,900	1,851
FloodSmart Re Ltd.
19.39%, (3 Month Treasury + 14.00%), 03/12/27 (a) (g)	500	495
Foundation Re IV Ltd.
11.63%, (3 Month Treasury + 6.25%), 01/08/27 (a) (g)	1,000	984
Herbie Re Ltd.
12.11%, (3 Month Treasury + 6.73%), 01/08/25 (a) (g)	500	477
15.10%, (3 Month Treasury + 9.72%), 01/08/25 (a) (g)	1,000	944
Hestia Re Ltd
15.44%, (1 Month Treasury + 10.08%), 04/22/25 (a) (g)	1,000	963
16.11%, (1 Month Treasury + 9.75%), 04/07/26 (a) (g)	1,250	1,222
Hypatia Limited
15.88%, (3 Month Treasury + 10.50%), 04/08/26 (a) (g)	1,650	1,667
Kendall Re Ltd.
11.65%, (3 Month Treasury + 6.25%), 04/30/27 (a) (g)	1,500	1,499
13.11%, (3 Month Treasury + 7.75%), 04/30/27 (a) (g)	750	720
Kilimanjaro III Re Limited
15.27%, (3 Month Treasury + 9.91%), 12/19/24 (a) (g)	1,250	1,187
10.54%, (3 Month Treasury + 5.25%), 06/25/25 (a) (g)	2,150	2,127
9.92%, (3 Month Treasury + 4.56%), 04/20/26 (a) (g)	500	473
10.22%, (3 Month Treasury + 4.86%), 04/20/26 (a) (g)	500	469
17.72%, (3 Month Treasury + 12.36%), 04/20/26 (a) (g)	275	249
Kilimanjaro Re Limited
11.61%, (3 Month Treasury + 6.25%), 06/30/28 (a) (g)	1,150	1,150
Marlon Ltd.
12.39%, (3 Month Treasury + 7.00%), 06/07/27 (a) (g)	1,775	1,774
Mona Lisa RE Ltd.
12.38%, (3 Month Treasury + 7.00%), 07/08/25 (a) (g)	2,000	1,924
15.13%, (3 Month Treasury + 9.75%), 06/25/27 (a) (g)	1,700	1,699
Montoya Re Ltd.
12.49%, (1 Month Treasury + 7.11%), 04/07/25 (a) (g)	1,500	1,467
16.81%, (1 Month Treasury + 11.50%), 04/07/27 (a) (g)	1,750	1,704
Mystic Re IV Ltd.
17.36%, (3 Month Treasury + 12.00%), 01/08/27 (a) (g)	750	746
Northshore Re II Limited
13.38%, (3 Month Treasury + 8.00%), 07/08/25 (a) (g)	1,930	1,920
Ocelot Re Ltd.
13.13%, (3 Month Treasury + 7.75%), 01/07/31 (a) (g)	1,250	1,191
Queen Street 2023 Re Designated Activity Company
12.85%, (3 Month Treasury + 7.50%), 12/08/25 (a) (g)	2,400	2,384
Sanders Re III Ltd.
11.13%, (3 Month Treasury + 5.75%), 04/07/28 (a) (g)	1,000	985
Solomon Re Ltd.
10.88%, (3 Month Treasury + 5.52%), 06/08/26 (a) (g)	1,250	1,264
Stabilitas Re Ltd.
13.90%, (3 Month Treasury + 8.50%), 06/05/26 (a) (g)	2,500	2,443
Sutter Re Ltd.
12.10%, (3 Month Treasury + 6.75%), 06/19/26 (a) (g)	1,000	1,011
Tailwind Re Ltd.
17.36%, (3 Month Treasury + 12.28%), 01/08/25 (a) (g)	1,500	1,386
Titania Re Ltd.
11.86%, (1 Month Treasury + 6.50%), 12/27/24 (a) (g)	2,010	1,889

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Torrey Pines Resort, Ltd., A California Limited Partnership
10.39%, (3 Month Treasury + 5.00%), 06/05/26 (a) (g)	1,000	1,002
Ursa Re II Ltd.
10.35%, (3 Month Treasury + 5.00%), 06/16/25 (a) (g)	750	748
Veraison Re Ltd.
10.07%, (3 Month Treasury + 4.75%), 03/08/27 (a) (g)	1,000	997
Vista Re Ltd.
19.37%, (3 Month Treasury + 13.98%), 05/21/25 (a) (g)	500	487
Winston Re Ltd.
15.60%, (3 Month Treasury + 10.25%), 02/26/27 (a) (g)	800	787
Total Catastrophe Bonds (cost $52,533)		51,551
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.0%
1211 Avenue of The Americas
Series 2015-C-1211, REMIC, 4.28%, 08/10/25 (a)	355	337
37 Capital Clo 1 Ltd
Series 2021-E-1A, REMIC, 12.79%, (3 Month Term SOFR + 7.46%), 10/16/34 (a)	2,500	2,508
Apidos CLO XVIII
Series 2018-E-18A, 11.29%, (3 Month Term SOFR + 5.96%), 10/22/30 (a)	2,175	2,177
Balboa Bay Loan Funding 2024-1 Ltd
Series 2024-E-1A, 11.59%, (3 Month Term SOFR + 6.25%), 07/20/37 (a)	1,250	1,253
Barings CLO Ltd 2024-I
Series 2024-E-1A, 12.22%, (3 Month Term SOFR + 6.95%), 01/21/37 (a)	2,000	2,027
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-D-CAR1, 7.37%, (SOFR 30-Day Average + 2.05%), 12/26/31 (a)	673	673
BBCMS Mortgage Trust 2024-5C27
Series 2024-A3-5C27, REMIC, 6.01%, 06/15/29	734	752
BBCMS Mortgage Trust 2024-C24
Series 2024-C-C24, REMIC, 6.00%, 01/18/34	239	231
Benchmark 2019-B10 Mortgage Trust
Series 2019-B-B10, REMIC, 4.18%, 03/15/29 (a)	548	476
Benchmark 2020-B16 Mortgage Trust
Series 2020-B-B16, REMIC, 3.18%, 01/17/30 (a)	373	306
Series 2020-C-B16, REMIC, 3.65%, 01/17/30 (a)	298	235
Benchmark 2020-B17 Mortgage Trust
Series 2020-C-B17, REMIC, 3.37%, 03/15/30 (a)	394	281
Benchmark 2020-B19 Mortgage Trust
Series 2020-AS-B19, REMIC, 2.15%, 09/17/30	405	315
Series 2020-B-B19, REMIC, 2.35%, 09/17/30	156	109
Benchmark 2020-IG2 Mortgage Trust
Series 2020-UBRC-IG2, REMIC, 3.63%, 03/17/25 (a)	277	259
Benchmark 2023-B40 Mortgage Trust
Series 2023-C-B40, REMIC, 7.66%, 12/16/33 (a)	96	100
Benchmark 2024-V5 Mortgage Trust
Series 2024-C-V5, REMIC, 7.20%, 01/12/29 (a)	55	56
BMO 2024-5C3 Mortgage Trust
Series 2024-B-5C3, REMIC, 6.56%, 02/16/29 (a)	148	150
Series 2024-C-5C3, REMIC, 7.09%, 02/16/29 (a)	496	501
Business Jet Securities 2024-1, LLC
Series 2024-A-1A, 6.20%, 05/15/30	376	378
Series 2024-B-1A, 6.92%, 05/15/30	228	232
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 7.09%, (1 Month Term SOFR + 1.76%), 09/15/36 (a)	381	373
Series 2021-F-VOLT, REMIC, 7.84%, (1 Month Term SOFR + 2.51%), 09/15/36 (a)	575	567
BX Commercial Mortgage Trust 2023-XL3
Series 2023-D-XL3, REMIC, 8.92%, (1 Month Term SOFR + 3.59%), 12/15/25 (a)	295	294
BX Commercial Mortgage Trust 2024-XL4
Series 2024-B-XL4, REMIC, 7.18%, (1 Month Term SOFR + 1.85%), 02/17/26 (a)	201	200
Series 2024-C-XL4, REMIC, 7.58%, (1 Month Term SOFR + 2.25%), 02/17/26 (a)	182	181
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 8.02%, (1 Month Term SOFR + 2.69%), 03/15/26 (a)	378	375
BX Trust
Series 2024-C-MF, REMIC, 7.24%, 02/17/26 (a)	168	166
Series 2024-D-MF, REMIC, 7.99%, 02/17/26 (a)	384	381
Series 2024-C-BIO, REMIC, 7.97%, (1 Month Term SOFR + 2.64%), 02/15/29 (a)	378	375
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 8.22%, (1 Month Term SOFR + 2.89%), 06/15/41 (a)	382	380
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.63%, 05/11/35 (a)	264	250
COLT 2024-2 Mortgage Loan Trust
Series 2024-A1-2, REMIC, 6.13%, 04/25/69 (i)	501	502
COMM 2013-CCRE8 Mortgage Trust
Series 2013-D-CR8, REMIC, 3.66%, 06/10/46 (a)	320	305
Compass Datacenters Issuer II, LLC
Series 2024-A2-1A, 5.75%, 02/26/29	353	349
Series 2024-B-1A, 7.00%, 02/26/29	216	216
CyrusOne Data Centers Issuer I LLC
Series 2023-A2-1A, 4.30%, 04/20/28	203	190
Eaton Vance CLO 2013-1 Ltd
Series 2013-D3R-1A, 12.39%, (3 Month Term SOFR + 7.06%), 01/17/34 (a)	1,250	1,250
ELM Trust 2024-ELM
Series 2024-D10-ELM, REMIC, 6.63%, 06/11/27 (a)	499	499
Series 2024-D15-ELM, REMIC, 6.67%, 06/11/27 (a)	325	325
Frontier Issuer LLC
Series 2023-A2-1, 6.60%, 07/20/28	510	513
Series 2024-B-1, 7.02%, 05/20/31	307	306
Gracie Point International Funding 2024-1, LLC
Series 2024-A-1A, 7.06%, (SOFR 90-Day Average + 1.70%), 03/02/26 (a)	610	611
Series 2024-D-1A, 12.51%, (SOFR 90-Day Average + 7.15%), 03/02/26 (a)	100	100
Great Wolf Trust 2024-WOLF
Series 2024-D-WOLF, REMIC, 8.21%, (1 Month Term SOFR + 2.95%), 03/16/26 (a)	371	371
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.85%, 05/12/26 (a)	415	388
GS Mortgage Securities Trust 2017-GS6
Series 2017-B-GS6, REMIC, 3.87%, 05/12/27	415	351
Halseypoint Clo 4, Ltd
Series 2021-E-4A, REMIC, 12.30%, (3 Month Term SOFR + 6.97%), 04/20/34 (a)	1,500	1,497
Hilton Grand Vacations Trust 2024-1B
Series 2024-C-1B, 6.62%, 09/15/39	290	293
Hilton Grand Vacations Trust 2024-2
Series 2024-C-2A, 5.99%, 03/25/38	554	555
Hilton USA Trust 2016-HHV
Series 2016-E-HHV, REMIC, 4.33%, 11/05/26 (a)	820	765
J.P. Morgan Mortgage Trust 2024-HE1
Series 2024-M1-HE1, REMIC, 7.32%, 04/21/31 (a)	160	161
Series 2024-M2-HE1, REMIC, 7.72%, 04/21/31 (a)	122	123
KKR CLO 43 Ltd
Series 2022-ER-43A, 13.30%, (3 Month Term SOFR + 7.97%), 01/15/36 (a)	1,500	1,553

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.41%, 09/10/27 (a)	705	607
MCR 2024-HTL MORTGAGE TRUST
Series 2024-C-HTL, REMIC, 8.42%, 02/17/26 (a)	186	186
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 7.60%, (1 Month Term SOFR + 2.29%), 04/15/26 (a)	411	409
MED Trust 2021-MDLN
Series 2021-D-MDLN, REMIC, 7.44%, (1 Month Term SOFR + 2.11%), 11/15/38 (a)	453	453
Series 2021-F-MDLN, REMIC, 9.44%, (1 Month Term SOFR + 4.11%), 11/15/38 (a)	766	766
MetroNet Infrastructure Issuer LLC
Series 2022-A2-1A, 6.35%, 10/20/27 (g)	966	973
MidOcean Credit CLO XV Ltd
Series 2024-E-15A, 11.59%, (3 Month Term SOFR + 6.25%), 07/21/37 (a)	1,000	1,003
Morgan Stanley Capital I Trust 2021-L7
Series 2021-B-230P, REMIC, 6.89%, (1 Month Term SOFR + 1.56%), 12/15/38 (a)	268	252
MSWF Commercial Mortgage Trust 2023-2
Series 2023-C-2, REMIC, 7.25%, 12/16/33 (a)	105	106
OBX 2023-NQM7 Trust
Series 2023-A1-NQM7, REMIC, 6.84%, 04/25/63 (i)	172	174
OBX 2024-NQM4 Trust
Series 2024-A1-NQM4, REMIC, 6.07%, 01/25/64 (i)	287	288
OCP CLO 2023-30 LTD
Series 2023-E-30A, 12.41%, (3 Month Term SOFR + 7.09%), 01/26/37 (a)	2,000	2,061
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 7.19%, (1 Month Term SOFR + 1.86%), 03/15/28 (a)	595	548
One Market Plaza Trust 2017-1MKT
Series 2017-B-1MKT, REMIC, 3.85%, 02/10/25	106	92
Series 2017-A-1MKT, REMIC, 3.61%, 02/10/32	582	521
ORL Trust 2023-GLKS
Series 2023-D-GLKS, REMIC, 9.63%, (1 Month Term SOFR + 4.30%), 10/21/25 (a)	450	451
Palmer Square Loan Funding 2022-1 Ltd
Series 2022-E-1A, 12.53%, (3 Month Term SOFR + 7.20%), 04/15/30 (a)	1,000	1,001
Regatta XII Funding Ltd
Series 2019-ER-1A, 11.94%, (3 Month Term SOFR + 6.61%), 10/15/32 (a)	1,250	1,251
Regatta XX Funding Ltd
Series 2021-E-2A, 11.84%, (3 Month Term SOFR + 6.51%), 10/16/34 (a)	1,000	1,003
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 6.59%, (1 Month Term SOFR + 1.26%), 05/15/28 (a)	477	447
Series 2021-B-555, REMIC, 6.94%, (1 Month Term SOFR + 1.61%), 05/15/28 (a)	325	299
Sierra Timeshare 2022-2 Receivables Funding LLC
Series 2022-D-2A, 9.22%, 06/20/40	520	522
Sixth Street CLO XXV Ltd
Series 2024-E-25A, 11.33%, (3 Month Term SOFR + 6.00%), 07/24/37 (a)	1,250	1,253
Sotheby's Artfi Master Trust
Series 2024-A1-1A, 6.43%, 03/22/27	593	596
Subway Funding LLC
Series 2024-A2I-1A, 6.03%, 07/30/29	630	635
The Huntington National Bank
Series 2024-B1-1, 6.15%, 02/20/28	788	790
TIF Funding III LLC
Series 2024-B-1A, 5.58%, 05/22/34	368	366
WB Commercial Mortgage Trust 2024-HQ
Series 2024-C-HQ, REMIC, 7.13%, 03/17/28 (a)	465	466
Wellman Park CLO, Ltd.
Series 2021-E-1A, 11.84%, (3 Month Term SOFR + 6.51%), 07/17/34 (a)	2,000	2,005
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	283	253
Ziply Fiber Issuer LLC
Series 2024-B-1A, 7.81%, 03/20/29	575	587
Total Non-U.S. Government Agency Asset-Backed Securities (cost $48,042)		48,485
GOVERNMENT AND AGENCY OBLIGATIONS 10.9%
Sovereign 7.8%
Angola, Government of
8.75%, 04/14/32 (f)	750	660
9.38%, 05/08/48 (f)	750	624
Departamento Administrativo De La Presidencia De La Republica
4.50%, 03/15/29	630	574
7.50%, 02/02/34	1,140	1,142
8.75%, 11/14/53	1,270	1,345
Ghana, Government of
REMIC, 10.75%, 10/14/30 (f)	1,620	1,094
Gobierno de la Republica de Guatemala
7.05%, 10/04/32 (f)	440	460
6.60%, 06/13/36 (f)	770	774
Gobierno de la Republica del Ecuador
3.50%, 07/31/35 (f) (i)	922	461
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (f)	670	587
Government of the Republic of Panama
6.85%, 03/28/54	1,340	1,240
Government of the Republic of Serbia
2.05%, 09/23/36, EUR (f)	2,310	1,749
Government of the Republic of Zambia
5.38%, 06/30/33 (f) (i)	1,038	915
0.50%, 12/31/53 (f) (i)	862	423
Nigeria, Federal Government of
8.75%, 01/21/31 (f)	540	498
8.25%, 09/28/51 (f)	200	153
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (f)	510	520
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (f)	1,340	1,199
6.63%, 03/22/48, EUR (f)	1,500	1,245
Presidencia da Republica
6.00%, 10/20/33	630	607
Presidencia De La Nacion
1.00%, 07/09/29	290	168
0.75%, 07/09/30 (i)	1,170	667
3.63%, 07/09/35 - 07/09/46 (i)	2,270	984
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (f)	1,460	1,152
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (f)	540	557
6.85%, 01/27/45 (f)	1,360	1,350
Romania, Government of
6.38%, 09/18/33, EUR (f)	2,370	2,636
3.75%, 02/07/34, EUR (f)	840	771
Senegal, Government of
5.38%, 06/08/37, EUR (f)	200	155
South Africa, Parliament of
5.75%, 09/30/49	1,980	1,490
The Arab Republic of Egypt
8.70%, 03/01/49 (f)	1,160	866
The Democratic Socialist Republic of Sri Lanka
0.00%, 03/14/29 (f) (k) (l)	2,840	1,676
Turkiye Cumhuriyeti Basbakanlik
7.63%, 05/15/34	275	277
		29,019
Collateralized Mortgage Obligations 3.1%
Connecticut Avenue Securities Trust 2019-R06
Series 2023-1B1-R05, REMIC, 10.09%, (SOFR 30-Day Average + 4.75%), 06/25/43 (a)	565	612
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 8.44%, (SOFR 30-Day Average + 3.10%), 10/25/41 (a)	890	915
Series 2022-1B1-R01, REMIC, 8.49%, (SOFR 30-Day Average + 3.15%), 12/26/41 (a)	900	930

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

	Shares/Par[1]	Value ($)
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1B1-R03, REMIC, 8.09%, (SOFR 30-Day Average + 2.75%), 12/25/41 (a)	900	919
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 9.84%, (SOFR 30-Day Average + 4.50%), 01/27/42 (a)	440	462
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1B1-R08, REMIC, 10.94%, (SOFR 30-Day Average + 5.60%), 07/25/42 (a)	825	908
Connecticut Avenue Securities Trust 2024-R01
Series 2024-1B1-R01, REMIC, 8.04%, (SOFR 30-Day Average + 2.70%), 01/25/44 (a)	491	499
Federal Home Loan Mortgage Corporation
Series 2021-B1-HQA4, REMIC, 9.09%, (SOFR 30-Day Average + 3.75%), 12/25/30 (a)	745	771
Series 2021-B1-HQA3, REMIC, 8.69%, (SOFR 30-Day Average + 3.35%), 09/25/41 (a)	890	917
Series 2021-B1-DNA7, REMIC, 8.99%, (SOFR 30-Day Average + 3.65%), 11/25/41 (a)	730	760
Series 2022-M2-DNA4, REMIC, 10.59%, (SOFR 30-Day Average + 5.25%), 05/27/42 (a)	855	934
Series 2022-M2-DNA6, REMIC, 11.09%, (SOFR 30-Day Average + 5.75%), 09/25/42 (a)	894	998
Series 2024-M2-HQA1, REMIC, 7.34%, (SOFR 30-Day Average + 2.00%), 03/25/44 (a)	722	725
Federal National Mortgage Association, Inc.
Series 2020-2B1-R02, REMIC, 8.45%, (SOFR 30-Day Average + 3.11%), 01/25/40 (a)	875	899
Freddie Mac MSCR Trust MN8
Series 2024-M1-MN8, REMIC, 8.19%, (SOFR 30-Day Average + 2.85%), 05/25/29 (a)	179	180
		11,429
Total Government And Agency Obligations (cost $38,886)		40,448
DIRECT ACCESS LENDING 0.9%
Communication Services 0.9%
Cutting Edge Group
13.31%, (SOFR + 8.00%), 07/31/29 (a) (c)	3,244	3,177
Total Direct Access Lending (cost $3,178)		3,177
SHORT TERM INVESTMENTS 3.1%
Investment Companies 2.9%
JNL Government Money Market Fund - Class I, 5.21% (m) (n)	10,908	10,908
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.31% (m) (n)	525	525
Total Short Term Investments (cost $11,433)		11,433
Total Investments 102.9% (cost $379,490)		383,256
Other Derivative Instruments (0.1)%		(232)
Other Assets and Liabilities, Net (2.8)%		(10,608)
Total Net Assets 100.0%		372,416

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedule of Investments.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedule of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $107,582 and 28.9% of the Fund.

(h) All or a portion of the security was on loan as of June 30, 2024.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(k) Non-income producing security.

(l) As of June 30, 2024, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

Jackson Credit Opportunities Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.21% - Class I	2,039	102,156	93,287	149	—	—	10,908	2.9
JNL Government Money Market Fund, 5.31% - Class SL	—	985	460	1	—	—	525	0.2
	2,039	103,141	93,747	150	—	—	11,433	3.1

Jackson Credit Opportunities Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	113	September 2024	12,321	(30)	108

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

Jackson Credit Opportunities Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
United States 10 Year Ultra Bond	110	September 2024	12,447	(53)	42
United States 2 Year Note	55	October 2024	11,200	(1)	32
United States 5 Year Note	648	October 2024	68,612	(72)	450
United States Long Bond	1	September 2024	117	(1)	1
				(157)	633
Short Contracts
United States Ultra Bond	(39)	September 2024	(4,838)	65	(51)

Jackson Credit Opportunities Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	GSC	07/18/24	EUR	2,233	2,393	(7)
EUR/USD	GSC	07/18/24	EUR	4,109	4,404	10
EUR/USD	SSB	07/18/24	EUR	9,837	10,544	36
GBP/EUR	SCB	07/18/24	EUR	(1,007)	(1,079)	11
GBP/EUR	SSB	07/18/24	EUR	(326)	(349)	7
GBP/USD	GSC	07/18/24	GBP	204	258	3
GBP/USD	SCB	07/18/24	GBP	7,002	8,851	108
USD/EUR	GSC	07/18/24	EUR	(38)	(41)	1
USD/EUR	SSB	07/18/24	EUR	(36,042)	(38,630)	(133)
USD/EUR	SSB	07/18/24	EUR	(123)	(132)	2
USD/GBP	SCB	07/18/24	GBP	(11,796)	(14,912)	(178)
USD/GBP	SSB	07/18/24	GBP	(56)	(71)	—
					(28,764)	(140)

Jackson Credit Opportunities Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	12/04/23	206	208	0.1
Accor, 7.25% (callable at 100, 01/11/29)	12/05/23	230	232	0.1
Adani Green Energy Limited, 4.38%, 09/08/24	12/04/23	545	546	0.1
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	05/14/24	102	100	—
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	12/05/23	138	140	—
Angola, Government of, 8.75%, 04/14/32	12/01/23	636	660	0.2
Angola, Government of, 9.38%, 05/08/48	12/01/23	585	624	0.2
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	01/10/24	461	467	0.1
B&M European Value Retail S.A., 8.13%, 11/15/30	01/09/24	269	266	0.1
Banco Davivienda S A, 6.65% (callable at 100, 04/22/31)	12/04/23	510	542	0.1
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	12/04/23	346	365	0.1
Banijay Entertainment, 7.00%, 05/01/29	12/05/23	221	223	0.1
Banque Ouest Africaine De Developpement, 4.70%, 10/22/31	12/04/23	574	602	0.2
Bayer Aktiengesellschaft, 5.38%, 03/25/82	05/08/24	100	102	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	12/04/23	176	179	0.1
Bellis Acquisition Company PLC, 8.13%, 05/14/30	06/25/24	252	252	0.1
Benteler International Aktiengesellschaft, 9.38%, 05/15/28	12/04/23	113	115	—
BK LC Lux Finco 1 S.a r.l., 5.25%, 04/30/29	02/16/24	151	149	—
Boels Topholding B.V., 6.25%, 02/15/29	12/05/23	137	139	—
Braskem Netherlands Finance B.V., 8.50%, 01/12/31	02/14/24	295	306	0.1
British Telecommunications Public Limited Company, 8.38%, 12/20/83	12/04/23	209	215	0.1
Castellum Aktiebolag, 3.13% (callable at 100, 12/02/26)	04/30/24	93	95	—
Ceconomy AG, 1.75%, 06/24/26	12/05/23	277	308	0.1
CEMEX S.A.B. de C.V., 9.13% (callable at 100, 03/14/28)	12/01/23	825	844	0.2
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	12/06/23	112	112	—
Cirsa Finance International S.a r.l., 10.38%, 11/30/27	12/04/23	259	257	0.1
Compania Cervecerias Unidas S.A., 3.35%, 01/19/32	05/24/24	259	257	0.1
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	12/21/23	193	193	0.1
Co-operative Group Limited, 7.50%, 07/08/26	12/04/23	200	202	0.1
CPI Property Group, 2.75%, 05/12/26	06/20/24	99	100	—
CPI Property Group, 1.75%, 01/14/30	12/04/23	103	129	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	12/05/23	242	250	0.1
CT Investment GmbH, 6.38%, 04/15/30	05/17/24	109	109	—
CTEC II GmbH, 5.25%, 02/15/30	03/18/24	200	198	0.1
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	12/04/23	233	232	0.1
Deuce Finco PLC, 5.50%, 06/15/27	01/26/24	139	139	—
Diamond Escrow Issuer, LLC, 9.63%, 11/15/28	12/05/23	224	229	0.1
EDP, S.A., 5.94%, 04/23/83	12/04/23	111	111	—
Electricite de France, 2.63% (callable at 100, 12/01/27)	12/04/23	588	578	0.2

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

Jackson Credit Opportunities Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/04/23	231	228	0.1
Elior Group, 3.75%, 07/15/26	12/04/23	147	155	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	04/19/24	166	171	—
Eroski Sociedad Cooperativa, 10.63%, 04/30/29	01/26/24	232	227	0.1
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	04/16/24	111	108	—
Fastighets AB Balder, 2.87%, 06/02/81	05/30/24	101	100	—
First Quantum Minerals Ltd, 8.63%, 06/01/31	02/27/24	335	349	0.1
Fnac Darty, 6.00%, 04/01/29	05/17/24	113	108	—
Food Service Project SL, 5.50%, 01/21/27	12/05/23	175	174	—
Forvia, 5.50%, 06/15/31	04/30/24	217	216	0.1
Franshion Brilliant Limited, 4.25%, 07/23/29	12/04/23	486	554	0.2
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	12/04/23	511	511	0.1
Ghana, Government of REMIC, 10.75%, 10/14/30	12/01/23	1,049	1,094	0.3
Gobierno de la Republica de Guatemala, 7.05%, 10/04/32	12/01/23	446	460	0.1
Gobierno de la Republica de Guatemala, 6.60%, 06/13/36	12/01/23	746	774	0.2
Gobierno de la Republica del Ecuador, 3.50%, 07/31/35	12/15/23	323	461	0.1
Government of Commonwealth of the Bahamas, 6.00%, 11/21/28	12/01/23	593	587	0.2
Government of the Republic of Serbia, 2.05%, 09/23/36	12/04/23	1,667	1,749	0.5
Government of the Republic of Zambia, 5.38%, 06/30/33	06/14/24	937	915	0.2
Government of the Republic of Zambia, 0.50%, 12/31/53	06/14/24	467	423	0.1
Greenko Solar (Mauritius) Limited, 5.95%, 07/29/26	12/04/23	549	557	0.2
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	06/20/24	90	88	—
Grifols, S.A., 1.63%, 02/15/25	04/11/24	105	106	—
Grupo Aval Acciones y Valores S.A., 4.38%, 02/04/30	12/20/23	255	256	0.1
Guala Closures S.p.A., 3.25%, 06/15/28	12/04/23	187	185	0.1
Heimstaden Bostad AB, 3.63% (callable at 100, 10/13/26)	12/04/23	80	141	—
House of HR Group B.V., 9.00%, 11/03/29	05/30/24	114	112	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	12/05/23	115	114	—
IHS Holding Limited, 6.25%, 11/29/28	12/04/23	368	401	0.1
Iliad Holding, 5.13%, 10/15/26	12/04/23	172	171	—
INEOS Quattro Finance 1 plc, 3.75%, 07/15/26	12/05/23	259	260	0.1
Iron Mountain Europe Limited, 3.88%, 11/15/25	12/04/23	183	184	0.1
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	12/05/23	106	107	—
Joint Stock Company National Company Kazmunaygas, 3.50%, 04/14/33	12/04/23	632	648	0.2
Kapla Holding, 3.38%, 12/15/26	12/04/23	182	183	0.1
Lorca Telecom Bondco SA., 4.00%, 09/18/27	12/04/23	260	261	0.1
Lottomatica S.p.A., 7.13%, 06/01/28	12/04/23	172	173	—
Loxama, 6.38%, 05/31/29	03/18/24	113	110	—
Maison Finco PLC, 6.00%, 10/31/27	04/30/24	117	117	—
MCE Finance Limited, 5.75%, 07/21/28	12/04/23	523	543	0.1
Medco Bell PTE. LTD., 6.38%, 01/30/27	12/04/23	429	442	0.1
Mersin Uluslararasi Liman Isletmeciligi Anonim Sirketi, 8.25%, 11/15/28	05/30/24	205	205	0.1
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	02/16/24	144	146	—
Minerva Luxembourg S.A., 8.88%, 09/13/33	12/01/23	536	548	0.1
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	12/04/23	178	183	0.1
Motion Finco S.a r.l., 7.38%, 06/15/30	12/05/23	161	166	—
Neopharmed Gentili S.p.A., 7.13%, 04/08/30	06/20/24	110	109	—
NGG Finance PLC, 5.63%, 06/18/73	12/04/23	159	161	—
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	12/04/23	176	177	0.1
Nigeria, Federal Government of, 8.75%, 01/21/31	12/01/23	493	498	0.1
Nigeria, Federal Government of, 8.25%, 09/28/51	03/27/24	165	153	—
Odido Group Holding B.V., 5.50%, 01/15/30	12/06/23	129	132	—
Orsted A/S, 5.25%, 12/08/22	04/19/24	271	271	0.1
Paganini BidCo S.p.A., 8.12%, 10/30/28	04/30/24	214	215	0.1
People's Government of Inner Mongolia Autonomous Region, 7.88%, 06/05/29	12/06/23	512	520	0.1
Peu (Fin) PLC, 7.25%, 07/01/28	03/18/24	224	223	0.1
Picard Groupe, 3.88%, 07/01/26	12/05/23	211	215	0.1
Pinnacle Bidco PLC, 10.00%, 10/11/28	12/04/23	253	268	0.1
Playtech PLC, 5.88%, 06/28/28	12/04/23	171	169	—
PLT VII Finance S.a r.l., 4.63%, 01/05/26	12/04/23	176	175	—
Presidence de la Republique de Cote d'Ivoire, 4.88%, 01/30/32	12/04/23	1,183	1,199	0.3
Presidence de la Republique de Cote d'Ivoire, 6.63%, 03/22/48	12/04/23	1,208	1,245	0.3
Presidencia de la Republica de El Salvador, 9.50%, 07/15/52	12/01/23	1,171	1,152	0.3
Presidencia de la Republica Dominicana, 7.05%, 02/03/31	12/01/23	549	557	0.2
Presidencia de la Republica Dominicana, 6.85%, 01/27/45	12/01/23	1,281	1,350	0.4
Progroup AG, 5.38%, 04/15/31	05/17/24	108	106	—
Prosus N.V., 3.83%, 02/08/51	12/04/23	476	517	0.1
Q-Park Holding I B.V., 5.13%, 03/01/29	05/14/24	109	107	—
RAC Bond Co PLC, 5.25%, 11/04/27	12/04/23	221	238	0.1
Romania, Government of, 6.38%, 09/18/33	12/04/23	2,614	2,636	0.7
Romania, Government of, 3.75%, 02/07/34	12/04/23	758	771	0.2
Schaeffler AG, 4.50%, 03/28/30	05/23/24	108	106	—

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

June 30, 2024

Jackson Credit Opportunities Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Senegal, Government of, 5.38%, 06/08/37	03/20/24	158	155	—
Seplat Energy PLC, 7.75%, 04/01/26	12/04/23	539	568	0.2
SES, 2.88% (callable at 100, 05/27/26)	12/04/23	196	202	0.1
Shelf Drilling Management Services DMCC, 9.63%, 04/15/29	12/04/23	426	421	0.1
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	12/04/23	457	490	0.1
Summer (BC) Holdco B S.a r.l., 5.75%, 10/31/26	12/05/23	155	159	—
Synthomer PLC, 7.38%, 05/02/29	05/30/24	170	167	—
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	12/04/23	380	376	0.1
Telecom Italia S.p.A., 7.88%, 07/31/28	05/15/24	192	188	0.1
Telefonica Europe B.V., 5.75% (callable at 100, 01/15/32)	04/30/24	215	219	0.1
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	12/04/23	224	232	0.1
Thaioil Treasury Center Company Limited, 3.75%, 06/18/50	01/31/24	437	438	0.1
The Arab Republic of Egypt, 8.70%, 03/01/49	12/01/23	667	866	0.2
The Democratic Socialist Republic of Sri Lanka, 0.00%, 03/14/29	12/01/23	1,430	1,676	0.5
Titan Holdings II B.V., 5.13%, 07/15/29	12/04/23	94	108	—
TK Elevator Holdco GmbH, 6.63%, 07/15/28	12/06/23	184	185	0.1
Turkiye Vakiflar Bankasi T.A.O., 9.00%, 10/12/28	12/04/23	347	354	0.1
TVL Finance PLC, 10.25%, 04/28/28	12/04/23	297	303	0.1
UGI International, LLC, 2.50%, 12/01/29	12/04/23	120	122	—
United Group B.V., 5.25%, 02/01/30	12/04/23	198	210	0.1
Valeo, 5.88%, 04/12/29	04/19/24	112	112	—
Vedanta Resources Limited, 13.88%, 12/09/28	12/04/23	218	283	0.1
Verisure Holding AB, 3.25%, 02/15/27	04/24/24	207	205	0.1
Verisure Midholding AB, 5.25%, 02/15/29	12/04/23	203	209	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	12/04/23	169	165	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	12/04/23	283	282	0.1
Vodafone Group Public Limited Company, 3.00%, 08/27/80	12/04/23	97	99	—
We Soda Investments Holding PLC, 9.50%, 10/06/28	12/04/23	304	307	0.1
Wintershall Dea AG, 3.00% (callable at 100, 07/20/28)	12/05/23	189	190	0.1
WMG Acquisition Corp., 2.25%, 08/15/31	12/05/23	100	100	—
Zenith Finco PLC, 6.50%, 06/30/27	12/05/23	106	83	—
ZF Friedrichshafen AG, 3.75%, 09/21/28	02/06/24	207	207	0.1
Ziggo Bond Company B.V., 3.38%, 02/28/30	12/04/23	142	144	—
		48,083	49,641	13.3

Jackson Credit Opportunities Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Cutting Edge Group, 13.31%, 07/31/29	1,256	-

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

June 30, 2024

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Currency Abbreivations:

EUR - European Currency Unit (Euro)

GBP - British Pound

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%

CLO - Collateralized Loan Obligation

LLC/L.L.C - Limited Liability Company

PLC/P.L.C. - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rates

US/U.S. - United States

Counterparty Abbreviations:

GSC - Goldman Sachs & Co. SCB - Standard Chartered Bank
SSB - State Street Brokerage Services, Inc.

Security Valuation. Under the Fund's valuation policy and procedures (“Valuation Policies and Procedures”), the Fund’s Board of Trustees ("Board" or "Trustees") has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of the Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund's NAV. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund's NAV.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt obligations with remaining maturities of 60 days or less, and that did not receive a price from a third-party pricing service, or it is determined that such valuation from the pricing service does not approximate fair value, may be valued at their amortized cost, unless it is determined that such practice does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; tranche seniority, catastrophe perils and loss estimates, maturity extensions; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Private Investment Funds (Private Funds) are generally valued using the latest NAV reported by the third-party fund manager or General Partner as a practical expedient to estimate the fair value of such interests. Private debt is generally fair valued according to procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Swap agreements that clear on exchanges are valued at the most recent bid quotation or evaluated price, as applicable, obtained from pricing models or by the clearing exchange using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

June 30, 2024

securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on national or foreign stock exchanges, futures and options contracts listed on derivatives exchanges or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; tranche seniority, catastrophe perils and loss estimates, maturity extensions; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

Inputs used in the determination of the fair value level of Level 3 securities, which were deemed to be material, are disclosed within the notes below and are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2024 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
Jackson Credit Opportunities Fund
Assets - Securities
Senior Floating Rate Instruments	—	134,231	4,798	139,029
Corporate Bonds And Notes	—	89,133	—	89,133
Catastrophe Bonds	—	51,551	—	51,551
Non-U.S. Government Agency Asset-Backed Securities	—	48,485	—	48,485
Government And Agency Obligations	—	40,448	—	40,448
Direct Access Lending[1]	—	—	3,177	3,177
Short Term Investments	11,433	—	—	11,433
	11,433	363,848	7,975	383,256
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	633	—	—	633
Open Forward Foreign Currency Contracts	—	178	—	178
	633	178	—	811

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

June 30, 2024

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
Jackson Credit Opportunities Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(51)	—	—	(51)
Open Forward Foreign Currency Contracts	—	(318)	—	(318)
	(51)	(318)	—	(369)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

The following table is a rollforward of individually significant securities Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2024:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1] ($)	Transfers out of Level 3 During the Period[1] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)
Jackson Credit Opportunities Fund
Direct Access Lending	—	—	—	(2)	4,419	(1,240)	3,177	(1)
Senior Floating Rate Instruments	8,739	945	(5,797)	(20)	942	(11)	4,798	(20)

1 During the Period, there were no significant transfers from Level 3 and Level 2 valuations.

2 Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at June 30, 2024.

The table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2024.

Asset Class	Fair Value (in thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)
Direct Access Lending	3,177	Discounted Cash Flow Model	Bid Price	97.75-98.19 (98.02)
	3,177
Senior Floating Rate Instruments	925	Market Approach	Bid Price	92.50 (92.50)
Senior Floating Rate Instruments	960	Market Approach	Bid Price	96 (96)
Senior Floating Rate Instruments	995	Market Approach	Bid Price	99.50 (99.50)
Senior Floating Rate Instruments	1,918	Market Approach	Bid Price	96.50 (96.50)
	4,798

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Unfunded Commitments. The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Securities Lending and Securities Lending Collateral. Jackson Credit Opportunities Fund participates in an agency based securities lending program. State Street Bank and Trust Company (“State Street”) (the “Custodian”) serves as the securities lending agent to the Fund. Under the terms of the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. Government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third-party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. State Street receives a portion of the earnings from the Fund's securities lending program.

Jackson Credit Opportunities Fund

Schedule of Investments (in thousands)

June 30, 2024

Cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Fund and their affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services.